Inventories (Tables)	12 Months Ended
Jun. 30, 2020
Inventories [Abstract]
Schedule of inventories

	30 June 2020	30 June 2019
	A$	A$

Current Inventory

Raw materials and stores (Colostrum)	-	225,765
Work in Progress	117,576	192,399
Finished goods (Travelan and Protectyn)	680,114	126,177

Total Current Inventory	797,690	544,341

Schedule of non current inventories
	30 June 2020	30 June 2019
	A$	A$

Non-Current Inventory

Raw materials	1,722,349	1,862,063

Total Non-Current Inventory	1,722,349	1,862,063